Stock-Based Compensation (Tables)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 28, 2025	Dec. 31, 2024	Dec. 28, 2024
Stock-Based Compensation (Tables) [Line Items]
Schedule of Assumptions Used in Calculating the Issuance Date Fair Value	The following table captures the assumptions used in calculating the issuance date fair value:
Number of securities issued	1,000,000
Vesting period	Immediate
Assumed price upon acquisition	$10.00
Probability of winding-up	40.50%
Probability of acquisition	59.50%
Time to acquisition	1.17 years
Volatility (post-Acquisition)	46.47%
Risk free interest rate	3.54%

Schedule of Activities of RSUs

Below is a summary of the activities of RSUs for the Successor period ended December 31, 2024:

	Time Vesting Units		Market Vesting Units
	Number of Units	Weighted Average Grant Date Fair Value	Number of Units	Weighted Average Grant Date Fair Value
Unvested as of July 30, 2024	—	$—	—	$—
Granted	950	10.00	900	5.35
Forfeited	(123)	10.00	(123)	5.35
Units Vested	—	—	—	—
Unvested as of December 31, 2024	827	$10.00	777	$5.35

Schedule of Assumptions were Used to Value the Options Issued	The following assumptions were used to value the options issued during the years ended December 31, 2023 and 2022 and options modified during the period ended July 29, 2024:
	Predecessor Period ended July 29, 2024	Predecessor Year ended December 31, 2023	Predecessor Year ended December 31, 2022
Weighted average risk-free interest rate	4.20 – 4.90%	3.77 – 5.22%	1.56 – 3.93%
Expected dividend yield	—%	—%	—%
Expected volatility	40%	40 – 50%	40%
Expected life of options (years)	1.50 – 6.04	1.38 – 5.00	5.00

Schedule of Activities of RSUs

Below is a summary of RSU activity for the six months ended June 30, 2025 (Successor):

	Successor
	Time Vesting Units		Market Vesting Units		Performance Vesting
	Number of Units	Weighted Average Grant Date Fair Value	Number of Units	Weighted Average Grant Date Fair Value	Number of Units	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2024	827	$10.00	777	$5.35	—	$—
Granted	564	9.19	—	—	1,103	9.19
Forfeited	(150)	9.79	(110)	5.35	(79)	9.19
Units Vested	—	—	—	—	—	—
Unvested as of June 30, 2025	1,241	$9.66	667	$5.35	1,024	$9.19

NV5 Global, Inc. [Member]
Stock-Based Compensation (Tables) [Line Items]
Schedule of Activities of RSUs

The following summarizes the activity of restricted stock awards during the six months ended June 28, 2025:

	Number of Unvested Restricted Shares of Common Stock and Restricted Stock Units	Weighted Average Grant Date Fair Value
December 28, 2024	3,100,945	$25.96
Granted	1,809,716	$21.15
Vested	(570,984)	$28.67
Forfeited	(48,740)	$25.12
June 28, 2025	4,290,937	$23.58

The following summarizes the activity of restricted stock awards during fiscal years 2024, 2023, and 2022:

	Share Units	Weighted Average Grant Date Fair Value
Unvested shares as of January 1, 2022	2,977,960	$16.59
Granted	812,596	$29.58
Vested	(527,892)	$15.93
Forfeited	(407,492)	$16.77
Unvested shares as of December 31, 2022	2,855,172	$20.31
Granted	1,154,908	$26.59
Vested	(1,143,460)	$12.25
Forfeited	(159,580)	$24.31
Unvested shares as of December 30, 2023	2,707,040	$26.16
Granted	1,480,769	$23.68
Vested	(886,916)	$22.95
Forfeited	(199,948)	$25.67
Unvested shares as of December 28, 2024	3,100,945	$25.96